Cash, Cash Equivalents, and Short-Term Investments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Realized gains or losses on investments	$ 0
Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Cash equivalents and short-term investments weighted-average time to maturity	1 year